Investment Strategy - Simplify Kayne Anderson Energy and Infrastructure Credit ETF	May 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser, Simplify Asset Management Inc. (the “Adviser”), collaborates with the Fund’s sub-adviser, Kayne Anderson Capital Advisors, L.P. (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Sub-Adviser employs an opportunistic strategy that focuses on relative value among credit instruments of energy and infrastructure companies. The Adviser may employ a hedging strategy using derivatives.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments issued by energy companies and infrastructure companies. The Fund defines credit instruments as: (i) debt, (ii) bonds, (iii) notes, (iv) loans, (v) loan participations, (vi) credit facility commitments, (vii) preferred shares, (viii) hybrid securities, and (ix) derivatives linked to the preceding instruments. Hybrid securities are those with a conversion feature such a convertible bond that may be converted to common stock. Credit instruments maybe secured, senior, subordinated, callable, and/or convertible. The Fund defines energy companies as those deriving a majority of their revenue or profits from; or having a majority of their assets in energy-related endeavours such as the (A) production, (B) generation, (C) development, (D) transmission, (E) storage, (F) refining/processing, or (G) sale of: (i) oil, (ii) natural gas (including liquified natural gas, or LNG), (iii) natural gas liquids, (iv) refined petroleum products, (v) coal, (vi) biofuels, (vii) hydrogen, (viii) hydro power, (ix) solar power, (x) wind power, (xi) geothermal power, as well as (xii) electricity generation by other means. The Fund defines infrastructure companies as those deriving a majority of their revenue or profits from; or having a majority of their assets in infrastructure-related endeavours related to (A) transportation assets: (i) toll roads, (ii) bridges, (iii) tunnels, (iv) parking facilities, (v) railroads, (vi) rapid transit links, (vii) airports, (viii) refueling facilities, and (ix) seaports; (B) utility assets: (i) electric transmission and distribution lines, (ii) power generation facilities, (iii) gas and water distribution facilities, (iv) waste collection, (v) broadcast and wireless towers, (vi) energy infrastructure assets, and (vii) cable and satellite networks. The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in the securities of issuers from the energy and infrastructure group of industries.

The Fund invests without restriction as to issuer capitalization, credit quality, country, currency, instrument maturity or duration. However, securities of emerging market issuers are not part of the Fund’s principal investment strategy. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Sub-Adviser’s Energy and Infrastructure Credit Strategy

The Sub-Adviser selects credit instruments, which it believes present an attractive combination of yield and potential capital appreciation among peers of the same credit quality, maturity, and issuer type. The Sub-Adviser focuses on bottom-up fundamental analysis to assess credit quality. The Sub-Adviser’s measure of credit quality is informed by: (i) interest payment coverage ratio, (ii) debt to assets ratio, (iii) debt to cash flow, (iv) free cash flow analysis and sensitivity, (v) assessment of the likelihood of default under stressed economic or sector-specific conditions, and (vi) an estimate of recovery percentage in the event of default. The Sub-Adviser sells an instrument when it believes its investment profile no longer represents relative value or to fund a more attractive investment.

Adviser’s Hedging Strategy

To manage the default risk of the Fund’s portfolio and to generate gains from changes in credit spreads on credit instruments, the Adviser may employ a hedging strategy. This strategy may use over-the-counter total return swaps, and exchange-traded and over-the-counter credit default swaps and options. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its debt obligation or an index of debt obligations. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer or group of issuers) and may also use credit default swaps to take an active long (i.e. writes credit protection) or short (i.e. buys credit protection) position with respect to the likelihood of a particular issuers or group of issuers default. Total return swaps are used to capture the interest and price performance of a debt obligation or an index of debt obligations and may be used to capture narrowing credit spreads as well as to profit from widening credit spreads. The Fund may purchase put options and put options spreads to protect against a drop in a reference asset’s price. The Fund may purchase call options and call option spreads to capture gains in the reference asset’s price typically driven by improved credit spreads.

When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period.

Call Spread Sub-Strategy

When the Adviser believes a credit instrument’s price will increase it employs a call spread strategy. In this call option spread, the Fund purchases an at-the-money or slightly out-of-the-money call option; while selling (writing) a further out-of-the-money (above current market price) call option to partially offset the cost of the purchased option.

Put Spread Sub-Strategy

When the Adviser believes a credit instrument’s price will decrease it employs a put spread strategy. In this put option spread, the Fund purchases an at-the-money or slightly out-of-the-money put option; while selling (writing) a further out-of-the-money (below current market price) put option to partially offset the cost of the purchased option. The Adviser typically hedges at least a portion of the Fund’s credit risk and opportunistically pursues additional gains from changes in credit spreads. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

When using certain derivatives, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) fixed income ETFs; and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.